Basis of Preparation - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of preparation [Abstract]
Operating losses	€ (59,984)	€ (60,890)	€ (225,324)	€ (62,808)	€ (124,271)
Net losses	(72,225)	€ (68,714)	(239,751)	(76,452)	€ (135,657)
Accumulated losses	€ (505,620)		€ (442,618)	€ (224,328)